REVENUE CLASSES AND CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
REVENUE CLASSES AND CONCENTRATIONS
NOTE 10 - REVENUE CLASSES AND CONCENTRATIONS

NOTE 9 - REVENUE CLASSES AND CONCENTRATIONS

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes are as follows:

	Six Months Ended June 30,	Six Months Ended June 30,
	2021	2020

Revenue by product/service lines:

Retail	$253,250	$34,362
Distribution	13,904	95,693
Services	426,681	1,340,444
Total	$693,835	$1,470,499

Revenue by subsidiary:

Singlepoint (parent company)	$19,363	$127,865
Direct Solar America	389,081	1,318,184
DIGS	30,693	24,450
Energy Wyze	37,600	-
Box Pure Air	217,098	-
Total	$693,835	$1,470,499

No customer comprised more than 10% of the Company’s revenue for six months ended June 30, 2021 or 2020.

NOTE 10 - REVENUE CLASSES AND CONCENTRATIONS

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes are as follows:

	Year Ended December 31,	Year Ended December 31,
	2020	2019

Revenue by product/service lines:

Retail	$85,428	$158,903
Distribution	138,809	521,013
Services	2,653,924	2,663,917
Total	$2,878,161	$3,343,833

Revenue by subsidiary:

Singlepoint (parent company)	$184,561	$576,499
Direct Solar America	2,653,924	2,031,743
DIGS	39,676	151,381
Shield Saver	-	19,339
JAG	-	564,870
Total	$2,878,161	$3,343,833

One customer comprised approximately 13% of the Company’s revenue for year ended December 31, 2019. Two customers comprised approximately 35% and 26%, respectively, of the Company's revenue for the year ended December 31, 2020.